Lease liability (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025
Lease liability
Current	$ 777	$ 358
Non-current	2,015	1,457
Carrying amount - lease liability	$ 2,792	$ 1,815